Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 12,260.85
Total Fee Amount	12,260.85
Total Transaction Valuation	88,782,384.60
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A